Earnings Per Share (Details Narrative) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Weighted average common shares - basic	2,813,583	2,343,217	2,699,784	2,314,020	2,377,691	2,231,671
Weighted average common shares - diluted	2,813,583	2,343,217	2,699,784	2,314,020	2,377,691	2,231,671
Antidilutive securities			0	285,728	63,236	126,324